Acquisitions - Textual (Details)			3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 02, 2015 USD ($) facility Affiliate MW	Apr. 01, 2015 USD ($) facility MW shares	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2025	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill | $					$ 797,000,000		$ 799,000,000	$ 797,000,000
Long-term revenue growth rate							2.50%
Parent
Business Acquisition [Line Items]
Goodwill | $					0		$ 0	0
Brayton Point
Business Acquisition [Line Items]
Percent of voting interests acquired (as a percentage)		100.00%
ERC Purchase Agreement
Business Acquisition [Line Items]
Percent of voting interests acquired (as a percentage)		100.00%
Combined cycle gas facilities acquired | facility		5
Natural gas power facilities acquired | facility		1
Coal-fired power facilities | facility		1
ECP Purchase Agreements
Business Acquisition [Line Items]
Gas and oil power facilities acquired | facility		2
EquiPower and Duke Midwest Acquisitions
Business Acquisition [Line Items]
Goodwill | $				$ 799,000,000
Cash | $				6,150,000,000
Equity interests issued and issuable | $				105,000,000
EquiPower and Duke Midwest Acquisitions | Forecast
Business Acquisition [Line Items]
Long-term revenue growth rate						2.50%
EquiPower and Duke Midwest Acquisitions | Maximum | Gas
Business Acquisition [Line Items]
Discount rate							10.00%
EquiPower and Duke Midwest Acquisitions | Maximum | Coal
Business Acquisition [Line Items]
Discount rate							13.00%
EquiPower and Duke Midwest Acquisitions | Minimum | Gas
Business Acquisition [Line Items]
Discount rate							8.00%
EquiPower and Duke Midwest Acquisitions | Minimum | Coal
Business Acquisition [Line Items]
Discount rate							9.00%
Duke Midwest Purchase Agreement
Business Acquisition [Line Items]
Percent of voting interests acquired (as a percentage)	100.00%
Business Combination, Number of Affiliates | Affiliate	2
Combined cycle gas facilities acquired | facility	3
Natural gas power facilities acquired | facility	2
Retail energy business acquired | facility	1
Power acquired | MW	6,200
Cash | $	$ 2,800,000,000
Duke Midwest Acquisition
Business Acquisition [Line Items]
Goodwill | $	$ 0			0
Cash | $				2,800,000,000
Equity interests issued and issuable | $				0
Duke Midwest Acquisition | Gas
Business Acquisition [Line Items]
Natural gas power facilities acquired | facility	5
Duke Midwest Acquisition | Coal
Business Acquisition [Line Items]
Coal-fired power facilities | facility	5
Oil-Fired Power Facilities | facility	1
Duke Midwest Acquisition | Parent
Business Acquisition [Line Items]
Coal-fired power facilities | facility	2
Duke Midwest Acquisition | Third Parties
Business Acquisition [Line Items]
Coal-fired power facilities | facility	3
EquiPower Acquisition
Business Acquisition [Line Items]
Goodwill | $		$ 837,000,000		799,000,000
Combined cycle gas facilities acquired | facility		6
Gas and oil power facilities acquired | facility		2
Coal-fired power facilities | facility		2
Power acquired | MW		6,300
Cash | $		$ 3,350,000,000		3,350,000,000
Equity interests issued and issuable | $		$ 105,000,000		$ 105,000,000
Business combination assets recognized, current intangible assets | shares		3,460,053
Provisional accounting, deferred taxes, net | $		$ 537,000,000			506,000,000			506,000,000
Deferred tax asset, change in amount | $			$ 480,000,000		(27,000,000)		$ 3,000,000	$ 453,000,000
Adjustment of deferred tax liability | $					$ (31,000,000)